Dividend and Income Fund
11 Hanover Square
New York, NY 10005

March 31, 2015

VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

RE:           Registration Statement on Form N-2; 1940 Act File No. 811-08747

Ladies and Gentlemen:

Filed herewith via EDGAR is a Form N-2 registration statement for Dividend and Income Fund (the “Registrant”).  The Registrant intends to offer the securities being registered on the Form N-2 on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended.

Please direct any comments or questions you have regarding this filing to Pamela M. Krill at 608-284-2226.

Very truly yours,

Dividend and Income Fund
/s/ John F. Ramirez, Esq.
General Counsel

CC:  Pamela M. Krill, Godfrey & Kahn, S.C.